Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Tax benefit/expense associated with change in fair value of interest rate swap agreements	$ 1,527	$ 2,247	$ 7,045